Deferred Tax (Details Narrative) - INR (₨) ₨ in Thousands	Mar. 31, 2026	Mar. 31, 2025
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Unrecognized deferred tax assets	₨ 2,177,266	₨ 2,445,505
Temporary differences [member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Unrecognized deferred tax assets	285,174	276,775
Unabsorbed depreciation [Member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Unrecognized deferred tax assets	1,892,092	2,168,730
Subsidiaries [Member] | Temporary differences [member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Unrecognized deferred tax assets	1,103,158	1,070,405
Subsidiaries [Member] | Unused tax losses [member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Unrecognized deferred tax assets	4,798,079	5,588,021
Subsidiaries [Member] | Unabsorbed depreciation [Member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Unrecognized deferred tax assets	₨ 2,479,197	₨ 2,771,805